Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
December 31, 2019		December 31, 2018
	$		$
Prepaid expenses	416,080		468,600
Deposits	20,281		21,302

	436,361		489,902